Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Gross proceeds percentage	75.00%
Initial public offering	$ 25,000
Reserve fund	36,023
Cash and cash equivalents	21,987
Long-term investments	14,036
Impairmnt charge	$ 80
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease term	3 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease term	9 years